Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Passenger ticket	$ 1,563,363	$ 1,411,785	$ 1,292,811
Onboard and other	655,961	600,343	562,393
Total revenue	2,219,324	2,012,128	1,855,204
Cruise operating expense
Commissions, transportation and other	410,709	379,532	377,378
Onboard and other	169,329	153,137	158,330
Payroll and related	290,822	265,390	252,425
Fuel	243,503	207,210	162,683
Food	124,933	114,064	118,899
Other	228,580	227,843	220,079
Total cruise operating expense	1,467,876	1,347,176	1,289,794
Other operating expense
Marketing, general and administrative	251,351	264,152	241,615
Depreciation and amortization	183,985	170,191	152,700
Total other operating expense	435,336	434,343	394,315
Operating income	316,112	230,609	171,095
Non-operating income (expense)
Interest income	38	100	836
Interest expense, net of capitalized interest	(190,225)	(173,772)	(115,350)
Other income (expense)	934	(33,951)	10,371
Total non-operating income (expense)	(189,253)	(207,623)	(104,143)
Net income	$ 126,859	$ 22,986	$ 66,952